PROPERTY, PLANT, AND EQUIPMENT (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	$ 242,547	$ 257,379
Impairment due to damage	39	5,644	$ 234
Balances at end	253,586	242,547	257,379
Land and Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	159,352	169,809
Balances at end	176,957	159,352	169,809
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	63,516	66,506
Balances at end	58,202	63,516	66,506
Ceded Under Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	4,221	4,230
Balances at end	4,221	4,221	4,230
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	15,458	16,834
Balances at end	14,206	15,458	16,834
Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	533,478	493,001
Additions	68,329	58,772
Disposals	(6,297)	(17,941)
Impairment due to damage	(39)	(354)
Other	3,956
Balances at end	599,428	533,478	493,001
Gross Carrying Amount [Member] | Land and Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	274,079	264,016
Additions	35,369	27,592
Disposals	(63)	(17,529)
Impairment due to damage
Other
Balances at end	309,385	274,079	264,016
Gross Carrying Amount [Member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	193,689	168,124
Additions	28,438	26,278
Disposals	(4,130)	(359)
Impairment due to damage	(39)	(354)
Other
Balances at end	217,958	193,689	168,124
Gross Carrying Amount [Member] | Ceded Under Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	4,888	4,888
Additions
Disposals
Impairment due to damage
Other
Balances at end	4,888	4,888	4,888
Gross Carrying Amount [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	60,822	55,973
Additions	4,522	4,902
Disposals	(2,104)	(53)
Impairment due to damage
Other	3,956
Balances at end	67,197	60,822	55,973
Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	(290,931)	(235,622)
Additions	(54,987)	(55,623)
Disposals	77	313
Impairment due to damage
Other
Balances at end	(345,842)	(290,931)	(235,622)
Accumulated Depreciation and Amortisation [Member] | Land and Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	(114,727)	(94,207)
Additions	(17,704)	(20,744)
Disposals	3	224
Impairment due to damage
Other
Balances at end	(132,428)	(114,727)	(94,207)
Accumulated Depreciation and Amortisation [Member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	(130,173)	(101,618)
Additions	(29,623)	(28,592)
Disposals	40	38
Impairment due to damage
Other
Balances at end	(159,756)	(130,173)	(101,618)
Accumulated Depreciation and Amortisation [Member] | Ceded Under Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	(667)	(658)
Additions		(9)
Disposals
Impairment due to damage
Other
Balances at end	(667)	(667)	(658)
Accumulated Depreciation and Amortisation [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	(45,364)	(39,139)
Additions	(7,660)	(6,277)
Disposals	34	51
Impairment due to damage
Other
Balances at end	$ (52,991)	$ (45,364)	$ (39,139)